As filed with the Securities and Exchange Commission on August 15, 2006

Securities Act of 1933 File No. 33-78960
Investment Company Act of 1940 File No. 811-8510

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 29	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 32

MATTHEWS INTERNATIONAL FUNDS
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(415) 788-7553
________________________________

G. Paul Matthews, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and Address of Agent for Service)
________________________________

Copies To:
Jessica Bentley, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, CA 94105

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
X	on October 31, 2006 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matthews Asian Funds

www.matthewsfunds.com
PROSPECTUS October __, 2006 Matthews Asia Pacific Equity Income Fund

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Fund. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated August 15, 2006

Matthews Asian Funds
www.matthewsfunds.com

CONTENTS

Please read this document carefully before
you make any investment decision. If
you have any questions, do not hesitate to
contact us at 800-789-ASIA [2742] or visit www.matthewsfunds.com.
Also, please keep this prospectus with your
other account documents for future reference.

Please see important information about
redemption fees on page xx

The Matthews Asia Pacific Equity Income Fund is part of the Matthews Asian Funds family. Other funds in the Matthews Asian Funds family are offered through a separate prospectus that can be obtained from Matthews Asian Funds or its Distributor, PFPC Distributors, Inc.

Investment Objective of the Fund

Principal Investment Strategy

Principal Risks of Investing in the Fund

Past Performance

Fees and Expenses

Management of the Fund

Shareholder Information
Pricing of Fund Shares
Purchase of Shares
Exchange of Shares
Selling (Redeeming) Shares
Redemption Fees
Other Shareholder Information

General Information

Privacy Statement

Matthews Asia Pacific Equity Income Fund

Objective:
Total return with an emphasis on providing current income

Portfolio Managers:
Lead Manager:
Andrew T. Foster

Co-Manager:
Jesper Madsen

Symbol: ________

Total Return

Total return includes dividends and distributions paid on portfolio holdings, and capital appreciation. The Fund measures total return over longer periods.

Principal Investment Strategy

The Matthews Asia Pacific Equity Income Fund (the “Fund”) seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total net assets in income-paying publicly traded common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts, warrants and other financial instruments) of companies located in the Asia Pacific region. A company is considered to be located within the Asia Pacific region if, at the time of purchase, it (i) is organized under the laws of a country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within a country located in that region; (iii) has the primary trading markets for its securities in a country in that region; or (iv) is a governmental entity or an agency or instrumentality or a political subdivision of a country in that region. The Asia Pacific region includes Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand, and Vietnam.

The Fund seeks to provide a yield that is higher than generally available in Asia Pacific equity markets over the long term. The Fund also intends to distribute its realized income regularly (typically each June and December). In making investment decisions, the Fund’s investment manager, Matthews International Capital Management, LLC (“Matthews” or the “Advisor”), considers a company’s fundamental characteristics, including balance sheet information, number of employees, size and stability of cash flow, management, product lines, marketing strategies, corporate governance, and financial health. Because of the Fund’s focus on providing current income, and the Advisor’s focus on investment fundamentals, the Fund expects that its portfolio will primarily consist of companies with established dividend-paying records. Typically such companies will have medium or large market capitalizations, but the Fund may invest in companies of any market capitalization.

The investment objective of the Fund is fundamental. This means that it cannot be changed without the approval of the Fund’s shareholders. The manner in which the Advisor attempts to achieve the Fund’s investment objective as well as the Fund’s intention to consistently distribute its realized income to shareholders are not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Fund’s Board of Trustees (which oversees the management of the Fund) without shareholder approval, shareholders will be given 60 days’ advance notice of any material change to an investment policy or restriction.

There is no guarantee that your investment in the Fund will increase in value, that the Fund will provide a yield that is higher than available in Asia Pacific equity markets, or that it will be able to distribute its realized income regularly to shareholders. The value of your investment in the Fund could go down, meaning you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of Investing in the Fund

The Fund will invest primarily in common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments of companies located in the Asia Pacific region. There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. There is also no guarantee that the Fund will be able to distribute its realized income regularly. If the value of the Fund’s investments declines, the net asset value per share (“NAV”) of the Fund will decline and investors may lose some or all of the value of their investments. Your investment in the Fund is exposed to many different financial and country-related risks, including, but not limited to, the limited degree of economic development in some countries, uncertainties in legal and financial systems, unusual or unique political structures, unpredictable foreign relations, natural resources dependencies, and the effect of climate and environmental conditions. In addition, when the Fund invests (or reinvests) its assets, it may not invest in securities that would enable the Fund to increase or maintain its then current yield or distribution rate per unit. A description of some of these risks follows, and additional information is included in the Fund’s Statement of Additional Information (‘SAI”).

RISKS ASSOCIATED WITH EMERGING MARKETS

Many Asia Pacific countries are considered emerging markets. Investing in emerging markets involves different and greater risks than investing in more-developed markets because, among other things, emerging markets are often less stable politically and economically. In general, the economies of emerging market countries are smaller and less developed than that of the United States. Their stock exchanges and brokerage industries do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. The absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. In addition, brokerage commissions, custodian services, withholding taxes and other costs relating to investment in emerging markets are generally more expensive than in the United States.

POLITICAL, SOCIAL AND ECONOMIC RISKS

The value of the Fund’s assets may be adversely affected by political, economic, social, and religious instability; changes in laws or regulations of countries within the Asia Pacific region; international relations with other nations; and military activity. Furthermore, the economies of many Asia Pacific countries may differ from the economies of more-developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. The governments of certain countries have placed restrictions on the operational freedom of private enterprise, and have or may in the future nationalize private assets. Asia Pacific countries also have different accounting standards, corporate disclosure, governance and regulatory requirements than in the United States. As a result, there may be less publicly available information about companies in Asia Pacific countries. There is generally less governmental regulation of stock exchanges, brokers and issuers than in the United States, which may result in less transparency with respect to a company’s operations. The Fund may have difficulty obtaining or enforcing judgments against companies of Asia Pacific countries or their management.

CURRENCY RISKS

When the Fund buys or sells securities in an Asia Pacific market, the transaction is undertaken in the local currency rather than in U.S. dollars. To execute such transactions, the Fund must purchase or sell a specified amount of the local currency, which will expose the Fund to the risk that the value of the foreign currency will increase or decrease. Similarly, when the Fund receives income from Asia Pacific securities, the Fund receives local currency rather than U.S. dollars. As a result, the value of the Fund’s portfolio holdings as well as the income derived from these holdings may be impacted.

Additionally, Asia Pacific countries may utilize formal or informal currency exchange controls (or “capital controls”). Such controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income; this, in turn, may undermine the value of the Fund’s holdings and potentially place the Fund’s assets at risk of total loss. In extreme circumstances, such as instances in which a country imposes capital controls that severely limit repatriation, the Fund may suspend shareholders’ redemption privileges for an indefinite period.

RISKS ASSOCIATED WITH SMALLER COMPANIES

The Fund may invest in securities of issuers with smaller market capitalizations (“small-cap companies”). Such companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more-established companies or the market indices in general.

LONG-TERM INVESTING AND VOLATILITY

The factors listed above and below may cause the stock markets of the Asia Pacific region to be more volatile. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Dramatic changes (volatility) in the price of an investment can be disadvantageous because you may have planned or may need to sell your investment at a time when its value has decreased. Because of this volatility, it is recommended that you invest in the Fund only for the long-term (at least five years or more); so that you will be better able to plan to sell your shares at a time when this volatility will not be as great a factor in your decision process. It is also recommended that your investment in the Fund constitute only a portion of your overall investment portfolio, not all of it. Investing in the Fund may not be appropriate for all investors.

The Fund is not intended for, and attempts are made to discourage, excessive or short-term trading, which may harm performance by compromising portfolio management strategies and increasing Fund expenses. Consequently, such activity poses a risk for your investment in the Fund. See page xx for a discussion of policies and procedures related to such trading.

RISKS OF HIGHER YIELDING SECURITIES

The Fund has special risks associated with investing in higher-yielding equities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of the Fund’s holdings in these companies. In addition, higher-yielding securities may exhibit greater sensitivity to interest rate changes. The Fund’s emphasis on such securities may also limit its potential for appreciation during a broad market advance.

TRADING MARKETS AND DEPOSITARY RECEIPTS

Securities of the Asia Pacific region are typically listed on their respective stock exchanges, but may also be traded on other markets within or outside of the Asia Pacific region. Asia Pacific securities may also trade in the form of American, European, International or Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses, and may lack fungibility. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

REGIONAL AND COUNTRY RISKS

In addition to the risks discussed above, there are specific risks associated with investing in the Asia Pacific region. Asia Pacific includes countries in all stages of economic development. Some Asia Pacific economies may be characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, under developed financial services sectors, heavy reliance on international trade, and economic recessions. The economies of many Asia Pacific countries is dependent on the economies of the United States, Europe and other Asian countries, and a slow down in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asian Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. In the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Following World War II, the Korean peninsula was partitioned. The demilitarized zone at the boundary between South Korea and North Korea was established after the Korean War of 1950-1953 and is supervised by United Nations forces. The United States maintains a military force in South Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension and is currently volatile. Although negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. Recently there have also been efforts to increase economic, cultural and humanitarian contacts between North Korea and South Korea. There can be no assurance that such negotiations or efforts will continue to occur or will ease discord between North Korea and South Korea, or regional tensions. Military action or the risk of military action or strains on the economy of North Korea could have a materially adverse effect on all countries in the region, particularly South Korea, China and Japan. Consequently, any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Japan. The growth of Japan’s economy has lagged that of its Asian neighbors and other major developed economies for more than a decade. In response to weak economic performance, deflationary pressures, and its troubled financial sector, the Bank of Japan (BOJ) initiated a strategy of quantitative monetary easing in 2001. This policy allowed the BOJ to inject additional monetary supply into the domestic financial system after traditional monetary policies (such as setting interest rates), became less effective. Recently, indications suggest that Japan’s economy may be recovering and inflation returning. However, the Japanese economy could be negatively impacted should the BOJ increase interest rates prematurely or if the government raised taxes to meet public debt obligations before the economy was on a solid footing. Japan’s neighbors, in particular China, have become increasingly important export markets. While Japan and China’s economic relationship has deepened, the political relationship has become strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. While Japan has improved its oil efficiency, it remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. In the longer term, Japan will have to deal with the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies and should such policies remain, a decreasing workforce could have a negative impact on the economy.

China. Beginning in 1978, the Chinese government initiated a program of economic and market reforms. These reforms could be altered or discontinued at any time. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict with Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula. Should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China’s economic health dependent on exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse affects on some export-dependent sectors.

Hong Kong. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of China under the principle of “one country, two systems.” Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance, and have an adverse affect on the Fund’s investments. There is uncertainty whether China will continue to respect the relative independence of Hong Kong and not exert a tighter grip on the country’s political, economic, and social concerns. The economy of Hong Kong may be significantly affected by increasing competition from the emerging economies of Asia, including that of China itself.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly problematic issue and is unlikely to be settled in the near future. This continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in either China or Taiwan, or make investment in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries.

South Korea. Investing in South Korean securities has special risks, including political, economic and social instability, including the potential for increasing militarization in North Korea. The sale of portfolio securities by the Korean Securities Stabilization Fund, a fund established to stabilize the South Korean securities markets, or by other large South Korean institutional investors, may adversely impact the market value of securities in the Fund’s portfolio. The market capitalization and trading volume of issuers in South Korean securities markets is heavily concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. There are also a number of risks to the Fund associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries, and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of the Fund’s investments from declining over time.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government actions, bureaucratic obstacles and corruption have a significant effect on the economy, which could adversely affect market conditions. Religious and border disputes persist in India, and India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States is Australia’s single largest trade and investment partner, which may make the Australian markets sensitive to economic events in the United States. Australian markets may also be susceptible to sustained increases in energy prices as well as weaknesses in labor markets.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Although Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely affect Singapore’s economy.

For more information about strategies and risks, see the Fund’s Statement of Additional Information (“SAI”). The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA [2742], visit the Funds’ website at www.matthewsfunds.com, or visit the SEC’s website at www.sec.gov and access the EDGAR database.

Past Performance and Financial Highlights

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%*

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee	0.XX%**
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.XX%†
Other Expenses	0.XX%††
Fee Waiver and Expense Reimbursement	0.XX%*†

Total Annual Operating Expenses	1.50%

* Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.

** Management fees are reduced to 0.70% for aggregate average daily net assets between $2 billion and $5 billion within the Matthew Asian Funds family, and to 0.65% for aggregate average daily net assets over $5 billion within the Matthews Asian Funds family. Additionally, the Advisor has voluntarily agreed to reduce its fees (i) to 0.6834% for aggregate average daily net assets between $3 and $4 billion within the Matthews Asian Funds family; and (ii) to 0.667% for aggregate average daily net assets for assets between $4 and $5 billion within the Matthews Asian Funds family. This voluntary reduction may be discontinued at any time.

† Administration and Shareholder Servicing fees are reduced to 0.20% for aggregate average daily net assets between $2 billion and $5 billion within the Matthews Asian Fund family, to 0.15% for aggregate average daily net assets between $5 billion and $7.5 billion and to 0.125% over $7.5 billion within the Matthews Asian Funds family. Additionally, the Advisor has voluntarily agreed to reduce its fees (i) to 0.1834% for aggregate average daily net assets between $3 and $4 billion within the Matthews Asian Funds family; and (ii) to 0.167% for aggregate average daily net assets for assets between $4 and $5 billion within the Matthews Asian Fund family. This voluntary reduction may be discontinued at any time.

†† “Other Expenses” for the Fund are based on estimates for the current fiscal year.

*† The Advisor has agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Operating Expenses to 1.50%. This waiver and reimbursement arrangement will remain in place until October 31, 2007.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$XXX
Three Years	$XXX

Management of the Fund

Matthews International Capital Management, LLC is the investment advisor to the Fund. Matthews’ address is Four Embarcadero Center, Suite 550, San Francisco, California 94111; it can be reached by telephone toll-free at 800-789-ASIA [2742]. The Advisor was founded in 1991 by G. Paul Matthews, who serves as Chairman and Chief Investment Officer. Since its inception, the Advisor has specialized in managing portfolios of Asian securities. Matthews invests the Fund’s assets, manages the Fund’s business affairs, supervises the Fund’s overall day-to-day operations, and provides the personnel needed by the Fund with respect to the Advisor’s responsibilities pursuant to an investment advisory agreement with the Fund. The Advisor also furnishes the Fund with office space and provides certain administrative, clerical and shareholder services to the Fund pursuant to an administration and shareholder servicing agreement with the Fund.

Under an Investment Advisory Agreement between Matthews Asian Funds and the Advisor, as amended August __, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, each of the Funds in the Matthews Asian Funds family pays to the Advisor its pro rata portion of an annual advisory servicing fee calculated as a percentage of the aggregate average daily net assets of the Funds in the Matthews Asian Funds family. Under the Investment Advisory Agreement, the Funds in the Matthews Asian Funds family pay the Advisor 0.75% for aggregate average daily net assets up to $2 billion within the Matthews Asian Fund family, 0.70% of aggregate average daily net assets between $2 billion and $5 billion within the Matthews Asian Fund family, and 0.65% of aggregate average daily net assets over $5 billion within the Matthews Asian Fund family. Additionally, the Advisor has voluntarily agreed to reduce its fees (i) to 0.6834% for aggregate average daily net assets for assets between $3 and $4 billion within the Matthews Asian Fund family; and (ii) to 0.667% for aggregate average daily net assets for assets between $4 and $5 billion within the Matthews Asian Fund family. This voluntary reduction may be discontinued at any time.

A discussion regarding the basis for the approval by the Board of Trustees of the Fund’s investment advisory agreement during the six-month period ended December 31, 2006 will be available in the Fund’s annual report for that period.

Pursuant to an Administration and Shareholder Services Agreement between Matthews Asian Funds and the Advisor, as amended August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, each of the Funds in the Matthews Asian Funds family pays its pro rata portion an annual administration and shareholder servicing fee to the Advisor or other service providers, calculated as a percentage of the aggregate average daily net assets of the Funds in the Matthews Asian Funds family. Under the Administration and Shareholder Services Agreement the Funds in the Mathews Asian Funds family pay the Advisor 0.25% for aggregate average daily net assets up to $2 billion within the Matthews Asian Fund family, 0.20% of aggregate average daily net assets between $2 billion and $5 billion within the Matthews Asian Fund family, 0.15% of aggregate average daily net assets between $5 billion and $7.5 billion and 0.125% over $7.5 billion within the Matthews Asian Funds family., the Advisor has voluntarily agreed to reduce its fees (i) to 0.1834% for aggregate average daily net assets for assets between $3 and $4 billion within the Matthews Asian Fund family; and (ii) to 0.167% for aggregate average daily net assets for assets between $4 and $5 billion within the Matthews Asian Fund family. This voluntary reduction may be discontinued at any time. The Advisor receives this compensation for providing certain administrative and shareholder services to current shareholders of the Fund, including overseeing the Fund’s transfer agent, accounting agent, custodian and administrator; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Fund’s third-party administrator for the Trust’s Board meetings; responding to shareholder communications; coordinating shareholder mailings, which includes transmitting proxy statements, annual reports, prospectuses and other correspondence from the Fund to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Fund’s transfer agent; communicating with investment advisers whose clients own or hold shares of the Fund; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Fund and the Advisor, the Advisor agrees to waive fees and reimburse expenses to the Fund if its expense ratio exceeds 1.50%. In turn, if the Fund’s expenses fall below the level noted above within three years after the Advisor has made such a waiver or reimbursement, the Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least October 31, 2007, and may be extended for an additional year thereafter.

Portfolio Managers

The Fund is managed by a Lead Portfolio Manager, Andrew T. Foster, and one Co-Portfolio Manager, Jesper Madsen. The Lead Portfolio Manager of the Fund is responsible for its day-to-day investment management decisions and is supported by and consults with the Fund’s Co-Portfolio Manager.

Andrew T. Foster. Mr. Foster is Director of Research of Matthews and a Portfolio Manager of the Adviser. In addition to being the Lead Portfolio Manager of the Fund, Mr. Foster is the Lead Portfolio Manager of the Matthews India Fund, and a Co-Portfolio Manager of the Matthews Asia Pacific, Asian Growth and Income and Asian Technology Funds. Mr. Foster originally joined Matthews in 1998 as Research Analyst, and he held such position at Matthews until 2001, when he left the firm to pursue his M.B.A. from INSEAD in France. Upon completion of his M.B.A. in 2002, he returned to Matthews in his current position as Director of Research in 2003. Mr. Foster previously worked as a management consultant with A.T. Kearney’s Financial Institutions Group in Singapore from 1996 to 1998. He holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University.

Jesper Madsen. Mr. Madsen is Co-Portfolio Manager of the Matthews Asia Pacific Equity Income Fund. He joined Matthews in 2004 as a Research Analyst. Prior to joining Matthews, Mr. Madsen worked with the Fixed Income group at Barclays Global Investors and immediately prior to joining Matthews was an Analyst at Charter Equity Research. Mr. Madsen holds a B.A. in Politics, Philosophy and Economics from University of York in the United Kingdom.

All members of the investment team travel extensively to the Asia Pacific region to conduct research relating to those markets. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Shareholder Information

Pricing of Fund Shares

The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The Fund’s NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day that the exchange is open for trading, generally 4:00 PM Eastern Time. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of the Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Fund’s expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated amount when the NAV calculation is made.

The Fund’s equity and equity-related securities are valued based on market quotations, using outside pricing services, or at fair value as determined in good faith by or under the direction of the Board of Trustees when no market quotations are available or when market quotations have become unreliable. The Board of Trustees has delegated the responsibility of making fair-value determinations to the Pricing Committee, subject to the Fund’s Pricing Policies. The Board has retained a third-party pricing service that is utilized by the Pricing Committee under circumstances described in the Pricing Policies to provide fair-value prices for certain securities held by the Fund. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV typically differ from quoted or published prices for the same securities for that day.

Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Pricing Policies. Foreign currency exchange rates are determined at the close of trading on the NYSE.

Corporate debt securities (bonds) generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing indicative bid and ask quotations from bond dealers or market makers, or other market information. The Fund may rely on independent pricing services to assist in determining a current market value for each security. The quote selected is the one the Pricing Committee believes to be the most reasonable from a source it believes to be reliable. In the absence of market makers and any indicative quote, the security would be fair-market valued in good faith by the Pricing Committee pursuant to procedures established by the Fund’s Board of Trustees.

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the value of the Fund’s foreign investments occur during such period, the investments will be valued at their fair value as described above.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at prevailing market rates.

Purchase of Shares

The Fund is open for business each day the NYSE is open. You may purchase Fund shares directly from the Fund by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Fund’s NAV is calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time), the price you pay will be the next NAV calculated.

Generally, you may purchase shares of the Fund directly through the Fund’s underwriter, a registered broker-dealer, by calling 800-789-ASIA [2742]. Shares of the Fund may also be purchased through various securities brokers and benefit plan administrators or their sub-agents who have arrangements with the Fund. These intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, they may charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 PM Eastern Time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Fund may receive fees from the Fund for these services. Brokers and benefit plan administrators who also provide distribution services to the Fund may be paid by Matthews (out of its own resources) for providing these services. (For further information, please see “Additional Information About Shareholder Servicing” and “Other Compensation to Intermediaries” on page xx.)

The Fund does not accept third-party checks, temporary (or starter) checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Fund receives notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Fund may reject any purchase order or stop selling shares of the Fund at any time. Also, the Fund may vary or waive the initial investment minimum and minimums for additional investments.

Minimum Investments in the Fund (U.S. Residents*)

Non-retirement plan accounts

Initial investment:	$2,500
Subsequent investments:	$250

Retirement plan accounts**

Initial investment:	$500
Subsequent investments:	$50

* Additional limitations apply to non-U.S. residents. Please contact us at 800-789-ASIA [2742] for information and assistance.

** Retirement plan accounts include IRAs and 401(k) plans. Speak with the Fund’s agents for information about the retirement plans available.

Purchasing Shares

	Opening an account (Initial Investment)	Adding to an Account (Subsequent Investments)
BY MAIL Regular Mail Overnight Delivery
■  Complete and sign application
■  Make check payable to:
Matthews Asian Funds
■  Mail application and check to:

Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940

Matthews Asian Funds
101 Sabin Street
Pawtucket, RI 02860-1427

■  Make check payable to:
Matthews Asian Funds
■  Mail check with a statement stub indicating your fund(s) selection to:

Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940

Matthews Asian Funds
101 Sabin Street
Pawtucket, RI 02860-1427

BY PHONE *Note that wire fees are charged by most banks.
■  Call 800-789-ASIA [2742] or visit www.matthewsFund.com for a New Account Application.
■  Complete and sign the New Account Application
■  Send your New Account Application by regular mail or overnight delivery to one of the addresses above

Wire*
■  Then wire funds using instructions at right

■  Notify Fund’s agent by calling 800-789-ASIA [2742].

Wire*
■ Then wire funds to:
PNC Bank
ABA #031000053
Credit: Matthews Asia Pacific Equity Income Fund
Account #8606905986
FBO: [your name and account number]

VIA INTERNET**	You cannot currently open a new account over the Internet.
■  When you open your account, complete the Online Account Access section and attach a voided check.
■  After you have received confirmation of your purchase, call 800-789-ASIA [2742] and request a personal identification number (PIN).
■  Go to www.matthewsfunds.com and click on Account Access.

VIA AUTOMATIC INVESTMENT PLAN**	N/A	■ Complete the Automatic Investment Plan section of the application. Be sure to sign the application and include a voided check.
THROUGH A BROKER OR INTERMEDIARY	■ Contact your broker or intermediary, who may charge you a fee for their services.	■ Contact your broker or intermediary, who may charge you a fee for their services.

**If you are a current shareholder and would like to establish Online Account Access and/or an Automatic Investment Plan, please call 800-789-ASIA [2742].

Individual Retirement Accounts

The Matthews Asian Fund family offers Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800-789-ASIA [2742]. The IRA custodian, PFPC Trust Company, currently charges an annual maintenance fee of $12.00 per Fund per account. Note that if you own more than one fund in the Matthews Asian Fund family, you will be charged $12.00 for each Fund you hold in an IRA. The maintenance fee covers the costs of the special tax reporting requirements and additional shareholder mailings that are necessary for retirement accounts.

Types of Individual Retirement Accounts offered by the Fund:

Traditional IRA
A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA
A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA
A Roth IRA is an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Other Accounts

Coverdell Education Savings Account
Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800-789-ASIA [2742] to speak with the Fund representative.

Online Purchases

Shareholders with existing accounts may purchase additional shares directly through the Fund’s website at www.matthewsfunds.com. To choose this option, complete the Online Account Access section of the New Account Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for Internet transactions.

You may not use Internet transactions for your initial purchase of Fund shares. Internet purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate the Internet purchase option at any time.

Exchange of Shares

You may exchange your shares of one Matthews Asian Fund for another; however, you may not exchange into a closed fund unless you have an existing account in that Fund. If the Fund closes completely to new investors, exchanges into that Fund will not be permitted. Currently, the Matthews Asian Growth and Income Fund and the Matthews Pacific Tiger Fund are closed to most new investors, although other Funds may be closed in the future. Note that if you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or the Internet if you have so authorized on your application. Call 800-789-ASIA [2742] for full details. Because excessive exchanges can harm the Fund’s performance, the exchange privilege may be terminated if the Fund believes it is in the best interest of all shareholders to do so.

Selling (Redeeming) Shares

You may redeem shares on any day the Fund is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after 4:00 PM Eastern Time, you will receive the next NAV calculated.

If you are redeeming shares recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days or more after we receive your check.

You may redeem your shares by telephone or Internet; however, in times of extreme market conditions, you may have difficulty getting through to the Fund. If the Fund believes that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or Internet transactions without notice.

Selling (Redeeming) shares

BY MAIL	■ Send a letter to the Fund at the following address:

Regular Mail:	Matthews Asian Funds P.O. Box 9791 Providence, RI 02940

Overnight Delivery:
Matthews Asian Funds
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:
■  Your written request is for an amount over $100,000; or
■  The money is to be paid to anyone other than the registered owners; or
■  The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE	Call 800-789-ASIA [2742]. When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

BY WIRE
If you have wiring instructions already established on your account, contact us at 800-789-ASIA [2742] to request a redemption by wire. Please note that the Fund charges $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

If your account has already been opened, you may send us a written request to add wiring instructions to your account. Send your request to one of the addresses above and include a signature guarantee.

VIA INTERNET
You must have already obtained Online Account Access and a PIN from the Fund’s transfer agent. (See Adding to an Account: Via Internet on page xx.)
Go to www.matthewsfunds.com and click on Account Access, then follow the instructions on how to place a redemption.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services.

Procedures to Limit Short-Term Trading

The Fund’s Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to prevent excessive short-term trading by shareholders (the “market-timing procedures”). Although market timing can take place in many forms, the Fund generally defines a market-timing account as any account that habitually redeems or exchanges Fund shares within 90 calendar days after purchasing them. The Fund discourages, and does not accommodate, frequent purchases and redemptions of Fund shares by Fund shareholders. While the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sales orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts by those intermediaries. The Fund or its agent will request representations of compliance with the market-timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts.

Market-timing activity may cause a dilution in the value of shares held by long-term shareholders. In addition, short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund’s portfolio investments. The Fund, because it invests in overseas securities markets, is particularly vulnerable to market timers, who may take advantage of time zone differences between the close of the foreign markets on which the Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (i.e., time-zone arbitrage). Further, the Fund may invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, which also can be the targets of market timers.

Shareholders whom the Fund or its agents believe have violated the market-timing procedures will be promptly notified by the Fund and/or its agent. If a shareholder, in the opinion of the Fund, continues to violate the market-timing policies after being notified by the Fund or its agent, the account(s) of that shareholder will be closed to new purchases or exchanges of Fund shares.

Additionally, if any transaction is deemed to have the potential to adversely impact the Fund, the Fund reserves the right to, among other things:

■	Reject a purchase or exchange
■	Delay payment of immediate cash redemption proceeds for up to seven calendar days
■	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges)
■	Limit the amount of any exchange

The restrictions above may not apply to shares held in omnibus accounts for which the Fund does not receive sufficient transactional detail to enforce such restrictions. Certain intermediaries who sell shares of the Fund impose different controls than the Fund on short-term trading. Please consult with your intermediary.

Redemption Fees

The Fund will assess a redemption fee of 2.00% of the total redemption proceeds if you sell or exchange your shares within 90 calendar days after purchasing them. The redemption fee is paid directly to the Fund and is designed to discourage frequent short-term trading and to offset transaction costs associated with such trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that have been held the longest generally will be redeemed first. The redemption fee does not apply to redemptions of shares held in certain omnibus accounts and retirement plans that cannot currently implement the redemption fee. While these exceptions exist, the Fund is not accepting any new accounts from intermediaries that cannot implement the redemption fee, or provide adequate alternative controls. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar-day holding period will be applied.

Please note that the redemption fee also applies to exchanges of shares between Matthews Asian Funds. That is, for purposes of calculating the redemption fee, if you exchange your shares from one Matthews Asian Fund to another within 90 days of purchase, the 2.00% redemption fee will be assessed. In addition, following an exchange, the 90-calendar-day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another (or to or from the Fund’s transfer agent), shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asian Funds at 800-789-ASIA [2742].

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days’ notice of any material changes, unless otherwise provided by law.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800-789-ASIA [2742] for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is downloadable on the Matthews Asian Funds website at www.matthewsfunds.com.

Telephone and Internet Security

The convenience of using telephone and/or Internet transactions may result in decreased security. The Fund employs certain security measures as it processes these transactions. If such security procedures are used, the Fund or its agents will not be responsible for any losses that you incur because of a fraudulent telephone or Internet transaction.

Minimum Size of an Account

The Fund reserves the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Fund giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Additional Information About Shareholder Servicing

The operating expenses of the Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as "sub-transfer agency" or "shareholder servicing." For shareholders who open accounts directly, PFPC Inc. ("PFPC") performs these services as part of the various services it provides to the Fund under an agreement between the Fund and PFPC. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Fund or the Advisor. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of such bundled fees, and the Advisor pays from its own resources, that portion of the fee that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund, (b) marketing support fees for providing assistance in promoting the sale of Fund shares, (c) access to sales meetings, sales representatives and management representatives of the intermediary, (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary, (e) as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with the Advisor. Aggregate payments may change from year to year and the Advisor will, on an annual basis, determine the advisability of continuing these payments.

Distributions

The Fund intends to distribute its realized income regularly, typically in each June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Fund, the manner in which you receive distributions may be changed at any time by writing to the Fund.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when the Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Fund. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Fund has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asian Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security number or taxpayer I.D. number on file with the Fund. If you do not, you may be subject to backup withholding on your distributions.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on page xx.

Shareholder Reports

You will receive an annual report (audited by independent accountants), a semi-annual report and two quarterly reports from the Fund. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its reporting period. To save costs, if you have two or more accounts with the same registration, only one report per period will be sent to you.

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated October 31, 2006, is available to you without charge. It contains more detailed information about the Fund.

How to Obtain Additional Information

CONTACTING MATTHEWS ASIAN FUNDS

You can obtain free copies of the above-mentioned reports and the SAI by visiting the Fund’s website at www.matthewsfunds.com. To request additional information or to speak to the Fund representative, contact the Fund at:

Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC

You can visit the SEC’s website at www.sec.gov to view the Prospectus, SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 202-551-8090. You can also e-mail the SEC at publicinfo@sec.gov to obtain additional information about the Fund.

Not part of the prospectus.

Privacy Statement

Matthews Asian Funds will never sell or share your personal information with other companies. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies will use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asian Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

For additional information about Matthews Asian Funds:

www.matthewsfunds.com

800-789-ASIA [2742]

Matthews Asian Funds P.O. Box 9791 Providence, RI 02940

Investment Company Act File Number: 811-08510

Distributed by PFPC Distributors, Inc.

Matthews Asian Funds www.matthewsfunds.com

Matthews Asian Funds P.O. Box 9791 Providence, RI 02940

MAPEIFP-1006-50M-FST	800-789-ASIA [2742]

MATTHEWS INTERNATIONAL FUNDS

(d/b/a MATTHEWS ASIAN FUNDS)

WWW.MATTHEWSFUNDS.COM

MATTHEWS ASIA PACIFIC EQUITY INCOME FUND

STATEMENTOF ADDITIONAL INFORMATION

October 31, 2006

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the current Prospectus of the Matthews Asia Pacific Equity Income Fund (the “Fund”) dated October 31, 2006. You can obtain a free copy of the current Prospectus on the Fund’s web site at www.matthewsfunds.com or by contacting a Fund representative at:

Matthews Asian Funds
P.O. Box 9791
Providence, RI 02940
(800) 789-ASIA [2742]

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Underwriter. The Prospectus does not constitute an offering by the Fund or by the Underwriter in any jurisdiction in which such offering may not lawfully be made.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated August 15, 2006

Matthews Asian Funds

Matthews Asian Funds

Fund History

Matthews International Funds (d/b/a Matthews Asian Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111. The Trust was organized as a Delaware business trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. The Trust currently offers a family of mutual funds including the Matthews Asia Pacific Equity Income Fund (“the Fund”), and eight other separate series of shares:

Matthews Asia Pacific Fund
Matthews Pacific Tiger Fund
Matthews Asian Growth and Income Fund
Matthews Asian Technology Fund
Matthews China Fund
Matthews India Fund
Matthews Japan Fund
Matthews Korea Fund

The Fund was established as a new series of the Trust on May 25, 2006 and is hereinafter described throughout this SAI. The Fund is part of the Matthews Asian Funds family. Other funds in the Matthews Asian Funds family are offered through a separate Prospectus and Statement of Additional Information that can be obtained from Matthews Asian Funds or its Distributor, PFPC Distributors, Inc.

Description of the Fund

Please read the following information together with the information contained in the Fund’s Prospectus concerning the investment strategies, risks and policies of the Fund. The information in this SAI supplements the information in the Prospectus.

Classification

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is “diversified” which means that at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Matthews Asian Funds

Investment Process

Matthews International Capital Management, LLC, (“Matthews” or the “Advisor”) serves as the investment advisor to the Fund.

Although the Advisor uses a multi-factor research approach when selecting investments for the Fund, primary emphasis is placed on individual stock selection (“bottom up”). The Advisor considers the fundamental characteristics of companies, including the company’s management, products, marketing strategy, financial condition, corporate governance, competitive position in the industry, future expansion plans and growth prospects, valuations compared with competitors and industry averages, earnings track record, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, capital resources, governmental regulation, financial leverage and other factors. The Advisor also considers national and regional factors that may affect a company, such as political and social stability, prospects for economic growth (inflation, interest rates, trade balance and strength of currency), long-term trends that might impact investment opportunities, savings rates, purchasing power of populations, and characteristics of work forces. After evaluation of all factors, the Advisor attempts to identify those companies in such countries and industries that are best positioned to help the Fund achieve its investment objective and are at the same time available at a reasonable price.

The Fund may invest in securities of issuers of various sizes, large or small. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies are generally subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which may be converted into an underlying foreign security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

Matthews Asian Funds

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between markets.

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Investment Objective

The Fund’s investment objective is to seek total return with a focus on providing current income. Total return includes dividends and distributions paid on portfolio holdings, and capital appreciation. The Fund measures total return over longer periods.

Principal Investment Strategy and Risks

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income paying publicly traded common stocks, preferred stocks convertible preferred stocks and other income producing equity-related securities (including, for example, investment trust units and complex financial instruments) of companies located in the Asia Pacific region (as defined in the Prospectus).

The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

The Fund may invest up to 20% of its total assets in equity and other securities of issuers located outside of the Asia Pacific economies, including, without limitation, the U.S., and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Advisor may invest in companies throughout the region where the Advisor believes the company has an established dividend-paying record and has the potential for capital growth. The Fund expects that its portfolio will primarily consist of companies that have medium or large market capitalizations, but the Fund may invest in companies of any market capitalization. When purchasing portfolio securities for the Fund, the Advisor’s philosophy is generally to buy and hold rather than buy for short-term trading.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

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Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Below is supplemental information about risks of investing in the Fund. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

1. Risks Associated with Foreign Currency

The U.S. dollar market value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of Fund assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may engage in currency transactions, the Advisor does not currently intend to actively manage currency exchange-rate risks. Should the Advisor do so, there is no assurance that it will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if the Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency’s price rises, the Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Fund. Foreign investments that are not U.S. dollar-denominated may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

2. Risks Associated with Emerging Markets

Investing in securities of Asia Pacific issuers, as defined in the Prospectus, involves special risks, which are described in the Fund’s Prospectus and below. First, the Fund’s investment focus on that region makes the Fund particularly subject to political, social or economic conditions experienced in that region. Second, many Asia Pacific countries constitute so-called “developing” or “emerging” economies and markets. The risks of investment in such markets include (i) less social, political, and economic stability; (ii) a smaller size of the securities markets and a lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less-developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; and (v) limitations of foreign ownership, which may impact the price of a security purchased or held by the Fund.

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Many developing countries in which the Fund invests lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates, (ii) high levels of inflation, including hyperinflation, (iii) high levels of unemployment or underemployment, (iv) changes in government economic and tax policies, including confiscatory taxation, and (v) imposition of trade barriers.

Currencies of emerging-markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging- markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign-exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such a market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging-markets countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. When interest payments have become too burdensome for the government to meet, they have been the object of political pressures. Either due to an inability to pay or submission to political pressures, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations or have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging-markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets may be more expensive than in the United States. The operating expense ratio of the Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret, and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden change in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging-markets countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

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3. Risks Associated with China

The Fund may hold securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes; A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

In addition to the risks of investing in China and Hong Kong discussed in the Prospectus, investors should know that China’s securities markets have less regulation, are substantially smaller, less liquid and more volatile than the securities markets of more developed countries. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

4. Risks Associated with Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly problematic issue and is unlikely to be settled in the near future. This continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in either China or Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries, and in other countries in the region.

Taiwan’s growth has to a significant degree been export-driven. While the percentage of Taiwan’s exports purchased by the United States has been declining recently, the United States has remained a key export market. Accordingly, Taiwan is affected by changes in the economics of the United States and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines in the future, the burden of future growth will increasingly be placed on domestic demand.

The island of Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. In recent years, over half of Taiwan’s crude oil has been supplied by Kuwait and Saudi Arabia. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

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Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to the protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive, but unskilled labor is in increasingly short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

5. Risks Associated with India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (“the Guidelines”) published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. Although the Trust is a registered FII, it must still seek renewal of this status every five years, for which there can be no guarantee that regulatory approval will be forthcoming. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for sub-accounts registered under the Foreign Companies/Individual category. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.

The ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Fund to repatriate its income and capital.

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6. Risks Associated with Japan

The decline in the Japanese securities markets, which began in 1989, has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan’s economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of the Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing there from, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom its trade imbalance is the greatest.

7. Risks Associated with Korea

The Korean government has historically imposed significant restrictions and controls for foreign investors. As a result, the Fund may be limited in its investments or precluded from investing in certain Korean companies, which may adversely affect the performance of the Fund. Under the current regulations, foreign investors are allowed to invest in almost all shares listed on the Korean Stock Exchange (“KSE”). From time to time, many of the securities trade among non-Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Fund, if it purchases such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premium will not be adversely affected by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees.

Investments by the Fund in the securities of Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in Korea, and by changes in Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the Korean securities held by the Fund. Political instability and/or military conflict involving North Korea may adversely affect the value of the Fund’s assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a Korean company than about a domestic company. Brokers in Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political, or economic stress. Additionally, Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in Korea.

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In the latter part of 1997, Korea experienced a national financial crisis requiring intervention by the International Monetary Fund (“IMF”) and a large infusion of foreign capital. The financial crisis led to a recessionary environment, which had serious consequences for unemployment and domestic business activity. The government has initiated, in conjunction with the IMF, wide-ranging reform activities. The full impact on corporate Korea cannot be predicted, but widespread restructuring and consolidation as well as a continued high rate of bankruptcies can be expected.

The Fund does not intend to engage in activities that it believes would create a permanent establishment in Korea within the meaning of the Korea-U.S. Tax Treaty. Therefore, the Fund generally will not be subject to any Korean income taxes other than Korean withholding taxes. Exemption or reductions in these taxes apply if the Korea-U.S. Tax Treaty applies to the Fund. If the treaty provisions are not, or cease to be, applicable to the Fund, significant additional withholding or other taxes could apply, reducing the NAV of the Fund.

8. Risks Associated with Indonesia

Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and the stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long- term growth of the economy.

In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions.

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9. Risks Associated with Philippines

Philippines' consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progress on privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain its debt.

10. Risks Associated with Malaysia

Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Fund.  The Malaysian capital controls have been changed in significant ways since they were first adopted and without prior warning on September 1, 1998. Malaysia has also abolished the exit levy.  However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Fund and its shareholders.

11. Risks Associated with Thailand

In recent years Thailand has experienced increased political and militant unrest in its predominantly Muslim southern provinces. While the unrest and associated acts of violence have been contained in the South, it could spread to other parts of the country, impacting the general sentiment as well as the tourism industry. Thailand’s political institutions remain unseasoned, increasing the risk of political uncertainty, which could negatively impact the financial markets.

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific type of investments are not the principal investment strategies of the Fund, but are reserved by the Advisor for its use in the event that the Advisor deems it appropriate to do so to achieve the Fund’s fundamental objective.

1. Loans of Portfolio Securities

The Fund may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Fund money to borrow these securities. The Fund may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

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For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Advisor to be creditworthy, and when, in the judgment of the Advisor, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, the Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by the Advisor.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2. Repurchase Agreements

The Fund may enter into repurchase agreements to earn income. The Fund may also enter into repurchase agreements with financial institutions, that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Board of Trustees. The repurchase price under the repurchase agreements equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Fund under the 1940 Act.

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement when the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

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The Fund may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account of cash, U.S. government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund are obligated to repurchase.

4.  Securities of Other Investment Companies

The Fund may invest in the securities of other investment companies and currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

5  Illiquid Securities

Illiquid securities are securities that cannot be disposed of at the market price within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to the Advisor, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. The Advisor will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees.

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The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than the Fund’s most recent estimate of their fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities that are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6. Rule 144A Securities (Restricted Securities)

Securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at market price within seven days of wanting to do so. The Fund will limit its investments in securities of issuers that are restricted from selling to the public without registration under the 1933 Act to 15% of the total assets. This 15% does not include any restricted securities that have been determined to be liquid by the Fund’s Board of Trustees.

7. Convertible Securities

The Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

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8. Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward-commitment basis or purchase securities on a delayed-delivery basis. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

9.  Fixed-Income Securities

All fixed-income securities are subject to two primary types of risks: credit risk (whether the borrower will be able to pay back the money) and interest-rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest-rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rise, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

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10. Short-Selling

In markets where it is permitted to do so, the Fund may make short sales. A short sale occurs when the Fund borrows stock (usually from a broker) and promises to give it back at some date in the future. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The amount of any loss will be increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale.

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

11. Interest Rate Futures Contracts

The Fund may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. The Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of the Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (i) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures or option positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market price movements.

12. Futures Transactions

The Fund may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Fund may invest in futures transactions for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

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At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

The Fund may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt security, it may or may not be less risky than ownership of the futures contract or underlying debt security.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency that is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Matthews Asian Funds

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

a. Restrictions on the Use of Futures Contracts
The Fund may enter into futures contracts provided that such obligations represent no more than 20% of the Fund’s net assets. Under the Commodity Exchange Act, the Fund may invest in futures contracts or options on future contracts (a) for bona fide hedging purposes within the meaning of regulations of such Act, or (b) for other than bona fide hedging purposes if (i) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund’s net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (ii) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

b. Risk Factors of Futures Transactions
The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor’s ability to predict correctly the direction of security prices, interest rates and other economic factors.

13. Foreign Currency Transactions

The Fund may engage in foreign currency transactions in connection with its investment in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

Matthews Asian Funds

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

The Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult, and whether such a short-term hedging strategy will be successful is highly uncertain. The Fund may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund may be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Matthews Asian Funds

The Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked-to-market daily.

The Fund may also use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to the Fund from adverse currency movements, the Advisor’s ability to anticipate changes in the price of foreign currencies will not always be accurate, so the hedge may limit the potential gain from positive currency movements. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

Matthews Asian Funds

14. Options

The Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a. Writing Call Options
The Fund may write covered call options from time to time on portions of its portfolios, without limit, as the Advisor determines is appropriate in pursuing the Fund’s investment goals. The advantage to the Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided that the difference is maintained by the Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian.

The Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

Matthews Asian Funds

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b. Writing Put Options
The Fund may write put options. The Fund will write put options only if they are “secured” at all times by liquid assets of cash or U.S. government securities maintained in a segregated account by the Fund’s custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c. Purchasing Call Options
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of its total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Matthews Asian Funds

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which that would be short-term unless the option was held for more than one year.

d. Purchasing Put Options
The Fund may invest up to 10% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Fund may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Fund Policies

The policies set forth below are fundamental and may not be changed as to the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. A majority of the outstanding voting securities of the Fund means the lesser of (i) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

Matthews Asian Funds

Except as otherwise set forth herein and in the Prospectus, the Fund may not:

1.	Issue senior securities;

2.
Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank, and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3.	Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.
Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase, the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund;

5.
Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.
Make loans, except that this restriction shall not prohibit (i) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (ii) the lending of portfolio securities, or (iii) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

8.
Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

Matthews Asian Funds

9.	Make investments in securities for the purpose of exercising control; or

10.	Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and the Fund’s cash needs, the Advisor intends to be fully invested in the markets appropriate to the Fund’s investment objectives. When, in the opinion of the Advisor, a temporary defensive position is warranted, the Fund is permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Fund’s investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

The Advisor buys and sells securities for the Fund whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions, the annual portfolio turnover rate for the Fund will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gains for a shareholder.

Disclosure of Portfolio Holdings

In accordance with the Fund’s policies and procedures (the “Policies”), the Fund’s transfer agent, PFPC Inc. (“PFPC”), is responsible for dissemination of information about the Fund’s portfolio holdings. The Fund, together with PFPC and the Advisor (the “Service Providers”), may only disclose information concerning securities held in the Fund’s portfolios under the following circumstances:

1.	Following the end of each fiscal quarter (generally within 60 days), the Fund’s full portfolio holdings will be made publicly available by the following means:

a.	The Fund shall send shareholders portfolio holdings in the Fund’s annual, semi-annual and quarterly reports, which are mailed to shareholders and posted on the Fund’s website.
b.	PFPC shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

2.	The Fund will also release top ten holdings on a monthly basis via the Fund’s website and written communication within approximately 21 days of each month end;

Matthews Asian Funds

3.
The Fund or a Service Provider may disclose the Fund’s portfolio securities holdings in advance of general release and without delay to the Fund’s custodian bank, independent public accountant, independent legal counsel, proxy voting agent, financial printers, and pricing service provider. In addition, the Fund may make such disclosure to selected third parties when the Fund has a legitimate business purpose for doing so. Examples of legitimate business purposes in which selective disclosure of the Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with the Advisor; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; or disclosure to a rating or ranking organization.

As required by the federal securities laws, including the 1940 Act, the Fund will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, and reports or disclosure documents that the applicable regulatory authorities may require.

In accordance with the Fund’s Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing, and no compensation may be received by the Fund, a Service Provider or any affiliate in connection with disclosure of such information. The Fund’s Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders, or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and the Advisor or the Fund’s principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their subsequent meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

Matthews Asian Funds

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

Management of the Fund

Trustees and Officers

The operations of the Fund are under the direction of the Board of Trustees. The Board establishes the Fund’s policies and oversees and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Fund. The Trustees and executive officers of the Fund, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” and “Funds” refer to the nine funds in the Matthews Asian Funds family.

Matthews Asian Funds

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee
INDEPENDENT TRUSTEES
Richard K. Lyons Born 1961 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Chairman of the Board of Trustees and Trustee	Since 1994	Executive Associate Dean (since 2005) and Sylvan Coleman Professor of Finance (since 2004) Acting Dean (2004-2005) and Professor (since 1993), Haas School of Business, University of California at Berkeley; Consultant for IMF World Bank, Federal Reserve Bank and Citibank, N.A. (since 2000).	9
Director, iShares Fund Complex, consisting of iShares, Inc. (24 portfolios) and iShares Trust (over 70 portfolios) managed by Barclays Global Investors; Trustee, Barclays Global Investor Fund Complex, consisting of Barclays Global Investor Funds and Barclays Master Investment Portfolios (15 portfolios).

Robert K. Connolly Born 1932 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 1994	Retired since 1990. Prior thereto: Institutional Sales Manager and Securities Analyst for Barrington Research Associates.	9	None

Matthews Asian Funds

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee
INDEPENDENT TRUSTEES
Toshi Shibano Born 1950 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2003	President, Toshi Shibano Consulting, Inc. since 1995; Adjunct Associate Professor, Columbia Graduate School of Business since 2001; Adjunct Professor, Thunderbird American Graduate School of International Management 2000-2005; Faculty, General Electric Corporate Leadership Development Center since 2000; Executive Education Lecturer, Haas School of Business, University of California at Berkeley since 1995.	9	None
Geoffrey H. Bobroff Born 1944 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2006	President, Bobroff Consulting, Inc. (since 1993).	9	None
Rhoda Rossman Born 1958 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2006	Senior Vice President, Treasurer, Portfolio Manager (since 2003); Vice President and Treasurer (2001-2003); Assistant Vice President (1999-2001); Portfolio Manager (1997-2001), The PMI Group, Inc.	9
Director of each of PMI Mortgage Insurance Co., PMI Mortgage Guaranty Co., PMI Mortgage Services Co., Residential Guaranty Co., Residential Insurance Co., PMI Securities Co., Commercial Loan Insurance Corporation, WMAC Credit Insurance Corporation, PMI Mortgage Insurance Ltd., PMI Mortgage Insurance Australia (Holdings) Pty. Limited, and PMI Indemnity Limited.

INTERESTED TRUSTEES[2]
David FitzWilliam-Lay Born 1931 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 1994	Retired in 1993. Prior thereto Chairman of GT Management, PLC, United Kingdom.	9	None
G. Paul Matthews Born 1956 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee and President	Since 1994	Chairman and Chief Investment Officer, Matthews International Capital Management, LLC since 1991.	9	N/A

Matthews Asian Funds

OFFICER(S) WHO ARE NOT TRUSTEES[2]
Mark W. Headley Born 1959 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Vice President	Since 1999
Chief Executive Officer, President and Portfolio Manager, Matthews International Capital Management, LLC since 2001; President and Portfolio Manager, 1999-2001; Portfolio Manager and Managing Director 1996-1999.
				N/A	N/A
Andrew T. Foster Born 1974 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Vice President	Since 2005
Director of Research and Portfolio Manager, Matthews International Capital Management, LLC since 2003; Student at INSEAD, Fontainebleau, France; M.B.A, in 2002; Analyst, Matthews International Capital Management, LLC, 1998-2001.
				N/A	N/A
John P. McGowan Born 1964 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Vice President and Secretary	Since 2005	Chief Operating Officer, Matthews International Capital Management, LLC, since 2004; Chief Operating Officer, Treasurer, and Chief Compliance Officer, Forward Management LLC, 1998-2004.	N/A	N/A
Shai Malka Born 1973 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Treasurer	Since 2005
Senior Manager of Fund Accounting and Operations since 2004; Manager of Fund Accounting (2003-2004, Fund Accountant (2000-2003), Matthews International Capital Management, LLC; Supervisor of Fund Accounting, SEI Investments, 1999-2000.
				N/A	N/A

Matthews Asian Funds

OFFICER(S) WHO ARE NOT TRUSTEES[2]
Manoj K. Pombra Born 1964 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Chief Compliance Officer	Since 2005
Chief Compliance Officer, Matthews International Capital Management, LLC since March 2005; Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance, Franklin Templeton Investments, April 2001-March 2005; Senior Financial Reporting Manager, InfoUSA.com,
May 2000-March 2001.
			N/A	N/A

1	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

2	These Trustees and officers are considered “interested persons” of the Trust as defined under the 1940 Act either because of an ownership interest in the Advisor or an office held with the Trust.

Matthews Asian Funds

Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight management of the Trust. At least 65% of the Board members are independent of the Fund and the Advisor. Currently the Board is comprised of seven individuals, two of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees. The Board meets multiple times during the year (i.e., at least quarterly) to review the investment performance of the Fund and other financial operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met four times during the fiscal year ended December 31, 2005. Currently, the Board has an Audit Committee, a Nominating Committee and a Compensation Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, (currently, Messrs. Connolly, Lyons and Shibano - Chairman). Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (i) recommend the selection of the Funds’ independent auditors; (ii) review and approve the scope of the independent auditors’ audit activity; (iii) review the financial statements which are the subject of the independent auditors’ certifications; and (iv) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Funds’ internal accounting controls. The Audit Committee met three times during the fiscal year ended December 31, 2005.

Nominating Committee. The Board has a Nominating Committee comprised only of the Independent Trustees (currently, Messrs. Connolly - Chairman, Lyons and Shibano). Pursuant to its charter, the Nominating Committee has the responsibility, among other things, to consider and nominate new Trustees to serve on the Board of the Trust. If required by law, the Nominating Committee will consider nominations from shareholders. The Nominating Committee met three times during the fiscal year ended December 31, 2005.

Compensation Committee. The Board has a Compensation Committee comprised only of the Independent Trustees (currently, Messrs. Connolly, Lyons and Shibano - Chairman). Pursuant to its charter, the Compensation Committee has the responsibility, among other things, to annually review and consider the compensation of the Board as well as the compensation of the Chief Compliance Officer. The Compensation Committee met twice during the fiscal year ended December 31, 2005.

Security and Other Interests. As of the date of the date hereof, no Trustee owns shares of the Fund. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all registered investment companies overseen by the Trustee within the Matthews Asian Funds family of investment companies, as of [September 30, 2006].

Matthews Asian Funds

Name of Trustee	Dollar Range of Equity Securities in the Matthews Asian Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
Richard K. Lyons	▪ Matthews Pacific Tiger Fund $10,001-$50,000 ▪ Matthews Asian Growth and Income Fund Above $100,000	Above $100,000
Robert K. Connolly	▪ Matthews Asian Growth and Income Fund $10,001-$50,000 ▪ Matthews China Fund $1-$10,000 ▪ Matthews Asia Pacific Fund $1-$10,000	$10,001-$50,000
Toshi Shibano	▪ Matthews China Fund $10,001-$50,000	$10,001-$50,000
Geoffrey H. Bobroff	▪ Matthews Asian Growth and Income Fund ($10,001-$50,000) ▪ Matthews Pacific Tiger Fund ($10,001-$50,000)	$10,001-$50,000
Rhoda Rossman	▪ Matthews Asian Growth and Income Fund ($10,001-$50,000) ▪ Matthews India Fund ($10,001-$50,000)	$10,001-$50,000
David FitzWilliam-Lay	None	None
G. Paul Matthews
▪ Matthews Asia Pacific Fund ($10,001-$50,000)
▪ Matthews Pacific Tiger Fund (Above $100,000)
▪ Matthews Asian Growth and Income Fund (Above $100,000)
▪ Matthews Asian Technology Fund ($10,001-$50,000)
▪ Matthews China Fund ($10,001-$50,000)
▪ Matthews India Fund ($10,001-$50,000)
▪ Matthews Japan Fund ($10,001-$50,000)
▪ Matthews Korea Fund ($10,001-$50,000)
Above $100,000

As of the date hereof, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in the Advisor or the Fund’s distributor, or in any person directly or indirectly controlling, controlled by or under common control with the Advisor or the Fund’s distributor.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the Fund, except that the shares shall be voted in the aggregate and not by the Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Matthews Asian Funds

Compensation

The fees and expenses of the Independent Trustees are allocated among the Funds. The following table shows the fees paid during the fiscal year ended December 31, 2005 to the Independent Trustees for their service to the Matthews Asian Funds and the total compensation paid to the Trustees by the Fund Complex.

	Fiscal Year End of 12-31-05
Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees*
Richard K. Lyons	$36,500	None	None	$36,500
Robert K. Connolly	$29,000	None	None	$29,000
Toshi Shibano	$29,000	None	None	$29,000

*
Since the Fund has not commenced operations, no portion of the above amounts is allocable to the Fund. Once the Fund commences operations, it would pay its allocated portion of said compensation on a prorated basis.

No officer or employee of the Advisor receives any compensation from the Trust for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Fund.

Code of Ethics

The Trust and the Advisor have adopted a written Code of Ethics (the “Code”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Advisers Act. The Code requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in personal securities transactions. Generally, transactions must be executed within two business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code. The Code of Ethics is on file with the SEC.

The Fund’s principal underwriter has also adopted a Code of Ethics pursuant to Rule 17j-1.

Proxy Voting Policies and Procedures

The Board of Trustees of the Fund has delegated to the Advisor the authority to vote proxies of companies held in the Fund’s portfolio. The Advisor has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. The Advisor has retained the services of an independent proxy consultant, Institutional Shareholder Services, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply our Proxy Policies, effect proxy votes and maintain appropriate records.

Matthews Asian Funds

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, the Advisor’s Proxy Policies establish guidelines for evaluating the facts and circumstances of a particular proposal. In such circumstances, The Advisor evaluates the proposal in light of the best interests of our clients and vote accordingly. With respect to other, more routine, matters, the Advisor’s Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, the Advisor reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that the Advisor believes is in the best interest of the Fund or its shareholders (even if that vote is inconsistent with the Advisor’s Proxy Policies). For example, while the Advisor generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. The Advisor generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, the Advisor may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. The Advisor also reserves the right to revise, alter or supplement the Proxy Policies from time to time, which may result in different votes on similar issues over time.

There may be circumstances when the Advisor believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Fund or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which the Advisor has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. The Advisor’s Proxy Policies attempt to minimize this potential by utilizing an independent consultant to monitor and apply its Proxy Policies. The Advisor’s Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest. When a material conflict of interest is identified, the Advisor votes proxies (i) in accordance with a pre-determined policy, (ii) based upon the recommendations of an independent third party; (iii) advises the Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

Matthews Asian Funds

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to the Advisor.

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, by visiting www.matthewsfunds.com or (2), by calling the Fund at (800) 789-ASIA [2742] and (iii) on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

As of the date hereof, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.

As of the date hereof, no persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund. Any person owning more than 25% of the voting securities of the Fund may be deemed to have effective voting control over the operation of the Fund, which would diminish the voting rights of other shareholders.

Investment Advisory and Other Service Providers

The Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. City National Corporation has an ownership interest of 10%-25% in the Advisor. The Hambrecht 1980 Revocable Trust (“Hambrecht”), a family trust, has an ownership interest of more than 25% in the Advisor. David FitzWilliam-Lay is an affiliated person to the Trust in that he is a Trustee of the Trust, and he may be considered to be an affiliated person to the Advisor in that he had a previous ownership interest in the Advisor that he subsequently transferred to members of his immediate family. However, by classifying himself as “affiliated” Mr. FitzWilliam-Lay is not asserting that he has any direct or indirect beneficial interest in the transferred ownership interest of the Advisor or control over the Advisor.

The Advisor performs its duties and is paid pursuant to its Advisory Agreement with the Funds. Some of the terms of the Advisory Agreement are set by the 1940 Act, such as that after an initial two-year term, the Advisor is reviewed each year by the Board of Trustees, which may terminate it without penalty on 60 days’ notice.

Matthews Asian Funds

The advisory services provided by the Advisor and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, the Advisor may from time to time voluntarily waive its advisory fees with respect to the Fund.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that, following its initial terms, it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees. The Advisory Agreement may be terminated with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Fund. The Advisory Agreement can only be assigned with prior shareholder approval. In the event that the Advisory Agreement is assigned without shareholder approval, the Advisory Agreement automatically terminates.

Under the Investment Advisor Agreement, the Fund pays the following expenses:

1.	Its allocated portion of the fees and expenses of the Trust’s Independent Trustees;

2.	Its allocated portion of the salaries and expenses of the Trust’s officers or employees who are not affiliated with the Advisor;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Its allocated portion of the Trust’s insurance premiums;

9.	Its allocated portion of fees and expenses of the Trust’s custodian, administrator and transfer agent and any related services;

Matthews Asian Funds

10.	Expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares;

11.	Its allocated portion of expenses of maintaining the Trust’s legal existence and of shareholders’ meetings;

12.	Its allocated portion of expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

13.	Its allocated portion of fees and expenses of membership in industry organizations; and

14.	Its allocated portion of expenses related to the development and maintenance of the Trust’s Compliance Program as required by the 1940 Act.

The ratio of the Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by the Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Matthews Asian Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Fund. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The Matthews Asian Funds family pays the Advisor an annual fee as a percentage of aggregate average daily net assets for advisory services. Under the Advisory Agreement, the Matthews Asian Funds family pay the Advisor 0.75% of aggregate average daily net assets within the Matthews Asian Funds family from $0 to $2 billion, 0.70% on aggregate average daily net assets within the Matthews Asian Funds family between $2 billion and $5 billion, and 0.65% on aggregate average daily net assets within the Matthews Asian Funds family over $5 billion. Additionally, the Advisor has voluntarily agreed to reduce its fees (i) to 0.6834% of aggregate average daily net assets for assets within the Matthews Asian Funds family between $3 and $4 billion; and (ii) to 0.667% of aggregate average daily net assets for assets within the Matthews Asian Funds family between $4 and $5 billion. Such reductions may be discontinued without notice.

Under a written agreement between the Fund and the Advisor, the Advisor agrees to reimburse money to the Fund if its expense ratio exceeds 1.5%. In turn, if the Fund’s expenses fall below the level noted within three years after the Advisor has made such a reimbursement, the Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least October 31, 2007.

Matthews Asian Funds

Portfolio Managers

The following table shows information regarding other accounts managed by each Portfolio Manager of the Funds as of [September 30, 2006].

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Andrew T. Foster Lead Portfolio Manager of the Matthews India Fund; Co-Portfolio Manager of the Matthews Asia Pacific, Asian Growth and Income, and Asian Technology Funds.	Registered Investment Companies	1	$______	0	0
	Other Pooled Investment Vehicles	1	$76,942,108	0	0
	Other Accounts	0	0	0	0

Jesper Madsen	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	o	0	0
	Other Accounts	0	0	0	0

Portfolio Managers’ compensation consists of a combination of a base salary, fixed and discretionary bonuses, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both the Advisor and the individual employee. Compensation is not linked to the distribution of the shares of the Fund. Some portfolio managers also participate in equity ownership of the Advisor. Each element of compensation is detailed below:

Base Salary	Each portfolio manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Matthews Asian Funds

Bonus
The Advisor emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors, including the profitability of the Advisor, the employee’s contributions to the firm, the performance of accounts managed by the employee and, in some cases, assets under management.

Benefit Programs	Portfolio managers participate in benefit plans and programs available generally to all employees.

Equity Ownership
Most portfolio managers are members of the Advisor, which is a private limited liability company. An employee’s interest in the Advisor provides pass-through income of the Advisor’s profits and losses. Subject to certain required amounts, member distributions are generally determined based on considerations of the Advisor’s working capital requirements and on estimated tax liabilities associated with the pass-through of income.

A Portfolio Manager’s compensation arrangement may give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; each receives equity-based compensation; and the bonuses of the Portfolio Managers relate to increases in asset levels under the Advisor’s management. The management of multiple Funds and accounts may give rise to potential conflicts of interest if the Funds and accounts have different objectives, benchmarks, time horizons, and fees as Portfolio Managers must allocate their time and investment ideas across multiple Funds and accounts. A Portfolio Manager may execute transactions for the Funds or account that may adversely impact the value of securities held by another Fund. Securities selected for the Funds or accounts may outperform the securities selected for another Fund. The Funds and the Advisor have adopted a trade management policy that they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts. In addition, the management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ Code of Ethics will adequately address such conflicts.

As of the date hereof, neither Portfolio Manager of the Fund owns any securities issued by the Fund.

Principal Underwriter

The Trust entered into an Underwriting Agreement dated December 31, 2000 (the “Underwriting Agreement”) with PFPC Distributors, Inc., which is currently located at 760 Moore Road, King of Prussia, PA 19406 (“PFPC Distributors” or the “Underwriter”). PFPC Distributors acts as an underwriter of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assists in the continuous offering of shares pursuant to the Underwriting Agreement approved by the Board of Trustees. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and the Advisor pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation by intermediaries for distribution services. See “Other Compensation to Intermediaries” in the Prospectus for more information. In addition, the Advisor has entered into an agreement with PFPC Distributors, which states that the Advisor, out of its own resources, will pay for all distribution services fees for the Trust.

Matthews Asian Funds

In this regard, PFPC Distributors has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Trust shall from time to time identify to PFPC Distributors as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. PFPC Distributors is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Service Agreements

PFPC Inc. is currently located at 760 Moore Road, King of Prussia, PA 19406 (“PFPC” or the “Administrator”). PFPC provides certain administrative services to the Trust pursuant to an Investment Company Services Agreement (the “Investment Company Services Agreement”).

Under the Investment Company Services Agreement, PFPC: (i) coordinates with the custodian and transfer agent and monitors the services they provide to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (iv) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (vi) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) prepares and arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Investment Company Services Agreement.

Rule 12b-1 Plan (Distribution Plan)

The 12b-1 Plan (the “Plan”) authorizes the use of the Fund’s assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. The Plan currently is not active but will be reviewed by the Board annually in the event that it determines it is necessary to utilize the Plan.

Administration and Shareholder Services Agreement

Matthews Asian Funds

The Trust entered into a Shareholder Services Agreement with the Advisor on April 17, 1998. A new Administration and Shareholder Services Agreement (the “Services Agreement”) dated August 31, 2004 was approved by the Board of Trustees at a meeting on August 13, 2004, and amended to include the Fund on August 11, 2006. The Advisor (or its affiliate) serves as the service provider under the Services Agreement and, as such, receives any fees paid by the Fund pursuant to the Services Agreement.

Under the Services Agreement, the Fund pay an annual administration and shareholder servicing fee to the Advisor or other service providers, as a percentage of the average daily net assets of each Fund in the Matthews Asian Funds family, computed and prorated on a daily basis. Under the Services Agreement, the Matthews Asian Funds family pays 0.25% of the aggregate average daily net assets within the Matthews Asian Funds family between $0 and $2 billion, 0.20% of the average daily net assets within the Matthews Asian Funds family between $2 billion and $5 billion,  to 0.15% for aggregate average daily net assets between $5 billion and $7.5 billion and to 0.125% over $7.5 billion within the Matthews Asian Funds family. Additionally, the Advisor has voluntarily agreed to reduce its fees (i) to 0.1834% of the aggregate average daily net assets for assets within the Matthews Asian Funds family between $3 and $4 billion; and (ii) to 0.167% of the aggregate average daily net assets within the Matthews Asian Funds family for assets between $4 and $5 billion. Such waivers may be discontinued without notice. Such amounts are compensation for providing certain administrative and shareholder services to current shareholders of the Fund, including: overseeing the Fund’s transfer agent, accounting agent, custodian and administrator; overseeing the Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Fund’s third-party administrator for the Trust’s Board meetings; responding to shareholder communications; coordinating shareholder mailings, which includes transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Fund’s transfer agent; communicating with investment advisers whose clients own or hold shares of the Fund; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Transfer Agent

PFPC Inc. (“PFPC”) is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of the Fund’s shares and distributes the Fund’s cash distributions to shareholders.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286 is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund’s operations.

Matthews Asian Funds

Counsel to the Trust

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105 serves as counsel to the Trust.

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the independent auditors of the Trust. The Independent Registered Public Accounting Firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of the Fund will be audited at least once each year by Tait, Weller & Baker LLP.

Brokerage Allocation and Other Practices

The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction, taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, the Advisor may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and other matters involved in the receipt of brokerage services generally.

The Advisor may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Fund does not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Fund’s shares by directing portfolio securities transactions to that broker or dealer.

The Advisor may pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, the Advisor will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or the Advisor’s overall responsibilities to the portfolios over which the Advisor exercises investment authority. Research services furnished by brokers through whom the Advisor intends to effect securities transactions may be used in servicing all of the Advisor’s accounts; however not all of such services may be used by the Advisor in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft-dollar relationships, the Advisor will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews Asian Funds

The Advisor will attempt to allocate portfolio transactions among the Fund and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations among the Fund and others, the main factors to be considered are the investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and the other accounts. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

Shares of Beneficial Interest

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

The Fund may be terminated upon the sale and conveyance of its assets to another fund, partnership, association or corporation, or to a separate series thereof, or upon the sale and conversion into money of its assets. The Trustees may terminate or sell all or a portion of the assets of the Fund without prior shareholder approval. In the event of the dissolution or liquidation of any of the Fund, shareholders are entitled to receive the underlying assets of the Fund available for distribution.

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals who may charge a fee for their services. See “Purchase of Shares” in the Fund’s Prospectus for more information on how to purchase shares.

Matthews Asian Funds

Determination of Net Asset Value

Generally, the net asset value (“NAV”) per share of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund does not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Fund may, under extraordinary circumstances, calculate the NAV of its shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Market values for equity securities are determined based on the last sale price on the principal exchange or over-the-counter market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers or information with respect to bond transactions and may rely on independent pricing services to assist in determining a current market value for each security.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Fund is highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally, portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers. Foreign classes of securities frequently trade at a premium when any purchase limitations have been met. In such cases shares held in a foreign class will be valued at the foreign class price. However, foreign class shares will be valued at the local class price if either the foreign class is not full or the foreign class is not trading.

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in the Asia Pacific region may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Fund’s NAV are not calculated.

Matthews Asian Funds

The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund’s calculation of NAV unless the Board of Trustees deems that the particular event would materially affect the NAV in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund’s shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

The Advisor has a Pricing Committee, comprised of one Trustee of the Trust, as well as certain officers of the Trust and employees of the Advisor, which reviews and monitors the pricing policies adopted by the Board. The Pricing Committee is responsible for determining the fair value of the Fund’s securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Pricing Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Fund. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Pricing Committee’s meeting.

Redemption Fees

The Fund will assess a redemption fee of 2.00% of the total redemption proceeds if you sell or exchange your shares within 90 calendar days after purchasing them. The redemption fee is paid directly to the Fund and is designed to discourage frequent short-term trading and to offset transaction costs associated with such trading of the Fund’s shares. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The redemption fee does not apply to redemptions of shares held in certain omnibus accounts and retirement plans that cannot currently implement the redemption fee. While these exceptions exist, the Fund is not accepting any new accounts from intermediaries that cannot implement the redemption fee or provide adequate alternative controls. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

If you purchase shares through an intermediary, consult your intermediary to determine how the 90 calendar day holding period will be applied.

Please note that the redemption fee also applies to exchanges of shares between funds in the Matthews Asian Funds family.  That is, for purposes of calculating the redemption fee, if you exchange your shares from one Matthews Asian Fund to another within 90 days of purchase, the 2.00% redemption fee will be assessed. In addition, the 90 calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary.

Matthews Asian Funds

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf, committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the net asset value of the Fund, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Fund to redeem in kind may be limited.

Equalization

For any of its fiscal years, the Fund may use the equalization method to allocate taxable income. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Fund, reducing the amount of the distribution to be made to remaining shareholders of the Fund. The equalization is designed to contribute to the tax efficiency of the Fund for its long-term shareholders.

Dividends and Distributions

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually, normally in each June and December. Capital gains distributions, if any, are normally made after October 31. The Fund may make additional payments of dividends or distributions if it deems it to be desirable and in the best interests of shareholders at other times during the year. Any dividend or distributions paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend of distribution. To the extent the Fund makes a mid-year distribution of realized capital gains, the Fund runs the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Fund will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

Taxation of the Trust

In General

The Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and that are engaged in the same, similar or related trades and businesses.

Matthews Asian Funds

To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a fund’s ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the dividends-received deduction for corporations.

The Fund will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends that qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund’s accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss, if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

Matthews Asian Funds

The premium paid by the Fund for the purchase of a put option is recorded in the Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation, and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. When 60% of any net gain or loss is recognized on such deemed sales or on any actual sales, it will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by the Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Other Foreign Tax Issues

In India, a tax of 10% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends. Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of this tax affects the Fund’s daily NAV.

Matthews Asian Funds

Under the U.S.-Korea income tax treaty, as presently in effect, the government of Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by Korean issuers. Under U.S.-Korea income tax treaty, there is no Korean withholding tax on realized capital gains.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal or foreign tax consequences of an investment in the Fund. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Fund’s investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Advisor at (800) 789-ASIA [2742].

Financial Statements

The Fund is new and does not have a full calendar year of financial information to present. Once it has been in operation a full calendar year, financial information will be presented.

Matthews Asian Funds

MATTHEWS INTERNATIONAL FUNDS

Form N-1A
Part C - Other Information

Item 23.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)
Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)
Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)
Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(d)(5)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(e)(1)
Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(f)	Not Applicable.

(g)(1)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(g)(2)
Amended Schedule II to Custody Agreement with The Bank of New York, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(g)(3)
Amended Schedule II to Custody Agreement with The Bank of New York, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(g)(4)	Amended Schedule II to Custody Agreement with The Bank of New York, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(h)(1)
Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)
Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)
Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)
Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)
Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)
Anti-Money Laundering and Privacy Amendment dated, July 24, 2002 to Investment Company Services Agreement, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)
Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)
Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)
Amended and Restated Investment Company Services Agreement dated June 1, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)
Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(h)(2)(i)
Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)
Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)
Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)
Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)
Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(h)(3)
Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(i)
Amendment to Operating Expenses Agreement Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)
Amendment to Operating Expenses Agreement Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is filed herewith.

(i)	Legal Opinion and Consent of Counsel will be filed by amendment pursuant to Rule 485(b) prior to effective date.

(j)	Consent of Independent Registered Public Accounting Firm will be filed by amendment to Rule 485(b) prior to effective date.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan - Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(n)	Not Applicable.

(o)	Second amended and restated 18f-3 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(3)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No, 26 on August 10, 2005.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated May 25, 2006, is filed herewith.

Item 24.	Persons Controlled by or under Common Control with the Registrant
Not Applicable.

Item 25.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Item 26.     Business and Other Connections of Advisor:

The sole business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (the “Advisor”), is to offer continuous investment management supervision to client portfolios. The Advisor is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of the Advisor is as follows:

Name and Position with the Advisor	Other Company	Position With Other Company
G. Paul Matthews Chairman and Chief Investment Officer	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	President
	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Mark W. Headley President, Chief Executive Officer and Portfolio Manager	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	Vice President
	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director
Robert L. Schooler Controller	None	N/A
John P. McGowan Chief Operating Officer	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	Vice President and Secretary
	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director
Andrew T. Foster Director of Research	None	N/A
David C.R. Harding Managing Director, Client Service and Marketing	None	N/A
Anna Schweizer Member, Board of Representatives	W.R. Hambrecht + Co 539 Bryant Street Suite 100 San Francisco, CA 94107	Director, Strategy and Business Development
Vernon C. Kozlen Member, Board of Representatives	City National Corporation City National Center 400 North Roxbury Drive Suite 800 Beverly Hills, CA 90210	Executive Vice President and Director of Asset Management Development

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (the “Distributor”) acts as principal underwriter for the following investment companies as of July 31, 2006:

AFBA 5 Star Funds, Inc.
Atlantic Whitehall Funds Trust
CRM Mutual Fund Trust
E.I.I. International Property Fund
E.I.I. Realty Securities
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Harris Insight Funds Trust
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
Old Westbury Funds
The RBB Fund, Inc.
RS Investment Trust
Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Van Wagoner Funds
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds
BlackRock Bond Allocation Target Shares
BlackRock Liquidity Funds
International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds
Northern Institutional Funds

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

ABN AMRO Funds

PFPC Distributors, Inc. is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

(b)	The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns	-	Chairman, Chief Executive Officer,
Director and President
Michael Denofrio	-	Director
Nick Marsini	-	Director
Rita G. Adler	-	Chief Compliance Officer
John Munera	-	Anti-Money Laundering Officer
Christine A. Ritch	-	Chief Legal Officer,
Assistant Secretary and Assistant Clerk
Julie Bartos	-	Assistant Secretary and Assistant Clerk
Bradley A. Stearns	-	Secretary and Clerk
Amy Brennan	-	Assistant Secretary and Assistant Clerk
Craig Stokarski	-	Treasurer, Chief Financial Officer and Financial & Operations Principal
Maria Schaffer	-	Controller and Assistant Treasurer
Bruno Di Stefano	-	Vice President
Susan K. Moscaritolo	-	Vice President

(c)	Not applicable.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)
With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

The Bank of New York, One Wall Street, New York, N.Y. 10286

(b)/(c)
With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

PFPC Inc., 760 Moore Road, King of Prussia, 19406-0903.

(c)	With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 15th day of August 2006.

Matthews International Funds

By /s/ G. Paul Matthews
G. Paul Matthews, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 15th day of August, 2006, in the capacities indicated.

Signature	Capacity	Date

/s/ G. Paul Matthews	President and Principal Executive Officer	August 15, 2006
G. Paul Matthews

/s/ Shai Malka	Treasurer	August 15, 2006
Shai Malka

/s/ Geoffrey H. Bobroff*	Trustee	August 15, 2006
Geoffrey H. Bobroff

/s/ Robert K. Connolly*	Trustee	August 15, 2006
Robert K. Connolly

/s/ Richard K. Lyons*	Trustee	August 15, 2006
Richard K. Lyons

/s/ David FitzWilliam-Lay*	Trustee	August 15, 2006
David FitzWilliam-Lay

/s/ Rhoda Rossman*	Trustee	August 15, 2006
Rhoda Rossman

/s/ Toshi Shibano*	Trustee	August 15, 2006
Toshi Shibano

* By: /s/ John P. McGowan
as Attorney-in-Fact and Agent
pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(d)(5)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006, to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(e)(4)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(g)(4)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(h)(2)(v)
Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(h)(3)(ii)	Amendment to Operating Expenses Agreement dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund

(q)(4)	Power of Attorney Dated May 25, 2006